FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as at June 30, 2020 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
	500,000

Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2020 and December 31, 2019 are as follows:

		2020	2020	2019	2019
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	70,335	70,335	153,060	153,060
Restricted cash	1	33,747	33,747	10,184	10,184
Marketable securities	1	3,329	3,329	13,861	13,861
Related party shareholder loans	2	6,303	6,303	10,700	10,700
Derivative assets	2	1,227	1,227	3,876	3,876
Liabilities
Long term debt - floating	2	1,094,755	1,094,755	1,122,148	1,122,148
Derivative liabilities	2	36,208	36,208	10,455	10,455

Schedule of Significant Unobservable Inputs
At March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year